CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Revenues:
Storage (see Note 2.y.)	$ 1,607,801	$ 1,542,336	$ 1,504,499
Service (see Note 2.y.)	1,308,855	1,262,329	1,346,057
Total Revenues	2,916,656	2,804,665	2,850,556
Operating Expenses:
Cost of sales (excluding depreciation and amortization)	1,204,454	1,214,789	1,325,541
Selling, general and administrative	777,880	757,506	766,178
Depreciation and amortization	307,373	280,805	257,255
Goodwill Impairment (see Note 2.g.)	85,909
Loss (Gain) on disposal/writedown of property, plant and equipment, net	(10,994)	168	7,522
Total Operating Expenses	2,364,622	2,253,268	2,356,496
Operating Income (Loss)	552,034	551,397	494,060
Interest Expense, Net (includes Interest Income of $5,485, $2,566 and $1,787 in 2008, 2009 and 2010, respectively)	206,510	214,640	222,448
Other Expense (Income), Net	9,035	(12,486)	31,505
Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	336,489	349,243	240,107
Provision (Benefit) for Income Taxes	169,469	115,318	147,226
Income (Loss) from Continuing Operations	167,020	233,925	92,881
Income (Loss) from Discontinued Operations (see Note 14), Net of Tax	(216,012)	(11,619)	(10,938)
Net Income (Loss)	(48,992)	222,306	81,943
Less: Net (Loss) Income Attributable to Noncontrolling Interests	4,908	1,429	(94)
Net Income (Loss) Attributable to Iron Mountain Incorporated	$ (53,900)	$ 220,877	$ 82,037
Earnings (Losses) per Share-Basic:
Income (Loss) from Continuing Operations (in dollars per share)	$ 0.83	$ 1.15	$ 0.46
Income (Loss) from Discontinued Operations (in dollars per share)	$ (1.07)	$ (0.06)	$ (0.05)
Net Income (Loss) Attributable to Iron Mountain Incorporated (in dollars per share)	$ (0.27)	$ 1.09	$ 0.41
Earnings (Losses) per Share-Diluted:
Income (Loss) from Continuing Operations (in dollars per share)	$ 0.83	$ 1.15	$ 0.46
Income (Loss) from Discontinued Operations (in dollars per share)	$ (1.07)	$ (0.06)	$ (0.05)
Net Income (Loss) Attributable to Iron Mountain Incorporated (in dollars per share)	$ (0.27)	$ 1.08	$ 0.40
Weighted Average Common Shares Outstanding-Basic (in shares)	201,991	202,812	201,279
Weighted Average Common Shares Outstanding-Diluted (in shares)	201,991	204,271	203,290